Other Assets (Details Textual) - CNY (¥)	Dec. 31, 2019	Sep. 18, 2019	Dec. 31, 2018	Jun. 30, 2016	Dec. 31, 2013
Other Assets (Textual)
Percentage of paid up capital invested	1.72%		2.14%
Impairment losses
Group invested		¥ 3.00
Qingyuan Rural [Member]
Other Assets (Textual)
Percentage of paid up capital invested				2.14%
Paid-in capital	1,400,000,000		1,400,000,000
Amount of investment	24,010,000		30,010,000
Group invested				¥ 3.00
Group transfers of shares				10,003,334
Huangpu Ronghe [Member]
Other Assets (Textual)
Percentage of paid up capital invested					10.00%
Paid-in capital	100,000,000		100,000,000
Amount of investment	¥ 10,000,000		¥ 10,000,000
Unrelated third party [Member]
Other Assets (Textual)
Group transfers of shares				2,000,000